FINANCE RESULT	12 Months Ended
Dec. 31, 2024
FINANCE RESULT
FINANCE RESULT
22. FINANCE RESULT

Accounting policy:

Financial income comprises:

• Interest income on invested funds;

• Dividends;

• Gains on the fair value of financial assets measured at fair value through profit or loss;

• Gains on the remeasurement of the fair value of any pre-existing interest in an acquisition in a business combination;

• Gains on hedging instruments that are recognized in profit or loss;

• Reclassifications of net gains previously recognized in other comprehensive income.

Interest income is recognized in profit or loss using the effective interest method. Dividend income is recognized in profit or loss on the date on which the Company's right to receive payment is established, which, in the case of listed securities, is normally the ex-dividend date.

Financial expenses comprise:

• Interest expense on loans;

• Settlement of discount provisions and deferrals;

• Losses on disposal of available-for-sale financial assets;

• Dividends on preferred shares classified as liabilities;

• Fair value losses of financial assets at fair value through profit or loss and contingent consideration;

• Impairment losses recognized on financial assets (other than accounts receivable);

• Losses on hedging instruments that are recognized in profit or loss;

• Reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Exchange gains and losses on financial assets and financial liabilities are reported on a net basis as finance income or finance cost, depending on whether net foreign currency fluctuations result in a profit or loss position.

The details of financial income and expenses are as follows:

	12/31/2024	12/31/2023	12/31/2022
Cost of gross debt
Interest on debt (i)	(5,767,426)	(4,267,829)	(4,464,754)
Monetary and exchange rate variation (i)	(5,795,089)	1,921,632	549,682
Derivatives and fair value measurement	3,787,479	(2,684,111)	(4,203,149)
Amortization of borrowing costs	(113,136)	(64,588)	(244,344)
Guarantees and warranties	(36,079)	(38,773)	(41,505)
	(7,924,251)	(5,133,669)	(8,404,070)
Income from financial investments and exchange rate in cash and cash equivalents	1,975,811	2,057,369	1,788,477
Changes in fair value of investments in listed entities	—	(3,147,031)	3,385,047
	1,975,811	(1,089,662)	5,173,524

Cost of debt, net	(5,948,440)	(6,223,331)	(3,230,546)

Other charges and monetary variations
Interest on other receivables	464,883	450,478	355,634
Update of other financial assets	—	1,777	(1,405)
Monetary variation on leases and concessions agreements	(387,044)	(514,236)	(417,703)
Interest on leases	(641,144)	(444,850)	(374,177)
Interest on shareholders' equity	(44,464)	(46,212)	33,134
Interest on contingencies and contracts	(605,231)	(781,087)	(593,144)
Interest on sectoral assets and liabilities	(88,170)	(97,845)	(36,670)
Bank charges and other (i)	155,624	(107,747)	(145,200)
Foreign exchange, net	(1,655,731)	(133,974)	(747,859)
	(2,801,277)	(1,673,696)	(1,927,390)

Financial result, net	(8,749,717)	(7,897,027)	(5,157,936)

Reconciliation
Finance expenses	(7,637,116)	(11,337,430)	(4,706,535)
Finance income	2,655,899	3,028,134	5,777,521
Exchange variation, net	(5,741,359)	1,777,438	260,746
Derivatives	1,972,859	(1,365,169)	(6,489,668)
Financial result, net	(8,749,717)	(7,897,027)	(5,157,936)

(i)	On December 9, 2024, the indirect subsidiary Comgás, based on Technical Note No. SEI-0048454038 issued by Arsesp and the right guaranteed under its current Concession Contract, revised the measurement of its estimate of the indemnifiable financial asset, impacting the way in which the indemnity is recognized. This change in estimate had a greater impact on the financial result, as well as less significant impacts on the “Net operating revenue” and “Other assets” headings.